UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [ X  ]; Amendment Number:     1
                                                   ---------------
   This Amendment (Check only one):           [   ] is a restatement.
                                              [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Jay G. Goldman
Address:          152 W. 57th Street
                  New York, NY 10019

Form 13F File Number:  28-10464

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Jay G. Goldman
Title:            Reporting Manager
Phone:            (212) 262-4268

Signature, Place, and Date of Signing:

/s/ Jay G. Goldman              New York, NY         February 17, 2010
------------------              ------------         -----------------
[Signature]                     [City, State]        [Date]

--------------------------------------------------------------------------------

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                              1
                                                        ---------------

Form 13F Information Table Entry Total:                       23
                                                        -------------

Form 13F Information Table Value Total:                  $44,206
                                                        -------------
                                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

        Other Included Managers:        13F File Number:
1.      Jet Capital Investors, L.P.     28-11127



                                                       FORM 13F INFORMATION TABLE

------------------------ ---------------- ----------- -------- ---------- ----- ---- ----------- -------- ---------- ---------- ----
------------------------ ---------------- ----------- -------- ---------- ----- ---- ----------- -------- ---------- ---------- ----
COLUMN 1                   COLUMN 2        COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7         COLUMN 8
------------------------ ---------------- ----------- -------- ---------- ----- ---- ----------- -------- ---------- ---------- ----
------------------------ ---------------- ----------- -------- ---------- ----- ---- ----------- -------- ---------- ---------- ----
                                                       VALUE    SHRS OR    SH/  PUT/  INVESTMENT OTHER         VOTING AUTHORITY
------------------------ ---------------- ----------- -------- ---------- ----- ---- ----------- -------- ---------- ---------- ----
------------------------ ---------------- ----------- -------- ---------- ----- ---- ----------- -------- ---------- ---------- ----
NAME OF ISSUER            TITLE OF CLASS     CUSIP    (x$1000)  PRN AMT    PRN  CALL DISCRETION  MANAGERS  SOLE      SHARED     NONE
------------------------ ---------------- ----------- -------- ---------- ----- ---- ----------- -------- ---------- ---------- ----
------------------------ ---------------- ----------- -------- ---------- ----- ---- ----------- -------- ---------- ---------- ----
ASCENT MEDIA                 COM SER A     043632108    1,918     75,129   SH            SOLE                75,129
CORP
------------------------ ---------------- ----------- -------- ---------- ----- ---- ----------- -------- ---------- ---------- ----
ASSISTED LIVING CONCPT       CL A NEW      04544X300    1,909     72,400   SH            SOLE                72,400
NEV N
------------------------ ---------------- ----------- -------- ---------- ----- ---- ----------- -------- ---------- ---------- ----
BPW ACQUISITION                 COM        055637102    8,410    798,649   SH           DEFINED             641,100    157,549
CORP
------------------------ ---------------- ----------- -------- ---------- ----- ---- ----------- -------- ---------- ---------- ----
BPW ACQUISITION          *W EXP 02/26/201  055637110       14     15,275   SH           DEFINED                   0     15,275
CORP
------------------------ ---------------- ----------- -------- ---------- ----- ---- ----------- -------- ---------- ---------- ----
COWEN GROUP INC                CL A        223622101    3,963    669,359   SH            SOLE               669,359
NEW
------------------------ ---------------- ----------- -------- ---------- ----- ---- ----------- -------- ---------- ---------- ----
HUGHES COMMUNICATIONS           COM        444398101      297     11,412   SH            SOLE                11,412
INC
------------------------ ---------------- ----------- -------- ---------- ----- ---- ----------- -------- ---------- ---------- ----
INTERCLICK                    COM NEW      458483203      839    160,400   SH            SOLE               160,400
INC
------------------------ ---------------- ----------- -------- ---------- ----- ---- ----------- -------- ---------- ---------- ----
LIBERTY ACQUISITION             COM        53015Y107    1,678    173,558   SH            SOLE               173,558
HLDGS CO
------------------------ ---------------- ----------- -------- ---------- ----- ---- ----------- -------- ---------- ---------- ----
OPENTABLE                       COM        68372A104    8,020    315,000   SH            SOLE               315,000
INC
------------------------ ---------------- ----------- -------- ---------- ----- ---- ----------- -------- ---------- ---------- ----
OPTIMAL GROUP              CL A SHS NEW    68388R307      467    245,606   SH            SOLE               245,606
INC
------------------------ ---------------- ----------- -------- ---------- ----- ---- ----------- -------- ---------- ---------- ----
PLAYBOY ENTERPRISES       NOTE 3.000% 3/1  728117AB8    1,137  1,338,000   SH            SOLE             1,338,000
INC
------------------------ ---------------- ----------- -------- ---------- ----- ---- ----------- -------- ---------- ---------- ----
RETAIL OPPORTUNITY INVTS *W EXP 10/23/201  76131N119      169    147,384   SH           DEFINED                   0    147,384
COR
------------------------ ---------------- ----------- -------- ---------- ----- ---- ----------- -------- ---------- ---------- ----
SAPPHIRE INDUSTRIALS            COM        80306T109    8,451    841,720   SH           DEFINED             734,200    107,520
CORP
------------------------ ---------------- ----------- -------- ---------- ----- ---- ----------- -------- ---------- ---------- ----
SAPPHIRE INDUSTRIALS     *W EXP 01/17/201  80306T117       36    299,706   SH           DEFINED                   0    299,706
CORP
------------------------ ---------------- ----------- -------- ---------- ----- ---- ----------- -------- ---------- ---------- ----
SPORTS PPTYS ACQUISITION        COM        84920F107      496     50,000   SH            SOLE                50,000
COR
------------------------ ---------------- ----------- -------- ---------- ----- ---- ----------- -------- ---------- ---------- ----
TRIAN ACQUISITION I             COM        89582E108    1,201    122,088   SH           DEFINED                   0    122,088
CORP
------------------------ ---------------- ----------- -------- ---------- ----- ---- ----------- -------- ---------- ---------- ----
TRIAN ACQUISITION I      *W EXP 01/23/201  89582E116        0     47,650   SH           DEFINED                   0     47,650
CORP
------------------------ ---------------- ----------- -------- ---------- ----- ---- ----------- -------- ---------- ---------- ----
USEC                     NOTE 3.000% 10/0  90333EAC2      888  1,366,000   SH           DEFINED                   0  1,366,000
INC
------------------------ ---------------- ----------- -------- ---------- ----- ---- ----------- -------- ---------- ---------- ----
U.S. AUTO PARTS NETWORK         COM        90343C100      662    127,232   SH            SOLE               127,232
INC
------------------------ ---------------- ----------- -------- ---------- ----- ---- ----------- -------- ---------- ---------- ----
VIRTUS INVT PARTNERS            COM        92828Q109    2,175    136,775   SH            SOLE               136,775
INC
------------------------ ---------------- ----------- -------- ---------- ----- ---- ----------- -------- ---------- ---------- ----
ASIA SPECIAL SIT ACQST          SHS        G0538M105    1,143    115,000   SH            SOLE               115,000
CORP
------------------------ ---------------- ----------- -------- ---------- ----- ---- ----------- -------- ---------- ---------- ----
NAVIOS MARITIME ACQUIS          SHS        Y62159101      306     31,127   SH           DEFINED                   0     31,127
CORP
------------------------ ---------------- ----------- -------- ---------- ----- ---- ----------- -------- ---------- ---------- ----
NAVIOS MARITIME ACQUIS   *W EXP 06/25/201  Y62159119       28     46,400   SH           DEFINED                   0     46,400
CORP
------------------------ ---------------- ----------- -------- ---------- ----- ---- ----------- -------- ---------- ---------- ----
